Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Assets
Server hardware	5 years
Vehicles	5 years

Schedule of Estimated Average Useful Lives of Intangible Assets
Acquired software	5 years
Purchased courseware	5 years
Copyrights	5 years

Schedule of Currency Exchange Rates
	March 31, 2024	March 31, 2023	March 31, 2022
Year-end spot rate	US$1= 7.0950 RMB	US$1= 6.8717 RMB	US$1= 6.3482 RMB
Average rate	US$1= 7.1157 RMB	US$1= 6.8855 RMB	US$1= 6.4083 RMB